Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 28,185	$ 24,627	$ 13,408
Additions other than through business combinations, property, plant and equipment	7,797	3,126	11,353
Disposals, property, plant and equipment	(7)	(120)	(288)
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	22	15	539
CTA	(3,375)	537	(385)
Property, plant and equipment at end of period	32,622	28,185	24,627
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	44,839	36,469	25,079
Additions other than through business combinations, property, plant and equipment	12,894	7,873	15,178
Disposals, property, plant and equipment	(378)	(484)	(4,730)
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	49	19	962
CTA	(6,163)	962	(20)
Property, plant and equipment at end of period	51,241	44,839	36,469
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(16,654)	(11,842)	(11,671)
Additions other than through business combinations, property, plant and equipment	(5,097)	(4,747)	(3,825)
Disposals, property, plant and equipment	371	364	4,442
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	(27)	(4)	(423)
CTA	2,788	(425)	(365)
Property, plant and equipment at end of period	(18,619)	(16,654)	(11,842)
Fixtures and fittings [member] | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,868	1,734	1,434
Additions other than through business combinations, property, plant and equipment	611	88	224
Disposals, property, plant and equipment	(20)	(3)	0
Transfers, property, plant and equipment	158
Acquisitions through business combinations, property, plant and equipment	0	0	53
CTA	(280)	49	23
Property, plant and equipment at end of period	2,337	1,868	1,734
Fixtures and fittings [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,334)	(1,161)	(919)
Additions other than through business combinations, property, plant and equipment	(146)	(144)	(162)
Disposals, property, plant and equipment	16	2	0
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	0	0	(53)
CTA	215	(31)	(27)
Property, plant and equipment at end of period	(1,249)	(1,334)	(1,161)
Building Improvements1 [Member] | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	16,659	11,259	7,460
Additions other than through business combinations, property, plant and equipment		5,283	3,661
Disposals, property, plant and equipment		(171)	0
Acquisitions through business combinations, property, plant and equipment		0	238
CTA		288	(100)
Property, plant and equipment at end of period		16,659	11,259
Building Improvements1 [Member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,490)	(4,516)	(3,559)
Additions other than through business combinations, property, plant and equipment	(921)	(953)	(828)
Disposals, property, plant and equipment	355	176	0
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	0	0	(71)
CTA	951	(197)	(58)
Property, plant and equipment at end of period	(5,105)	(5,490)	(4,516)
Building Improvements 2 [Member] | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11,280
Additions other than through business combinations, property, plant and equipment	1,974
Disposals, property, plant and equipment	(355)
Transfers, property, plant and equipment	511
Acquisitions through business combinations, property, plant and equipment	0
CTA	(1,632)
Property, plant and equipment at end of period	11,778	11,280
Work-in-progress [Member] | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,379
Additions other than through business combinations, property, plant and equipment	0
Disposals, property, plant and equipment	0
Transfers, property, plant and equipment	(3,347)
Acquisitions through business combinations, property, plant and equipment	0
CTA	(451)
Property, plant and equipment at end of period	1,581	5,379
Office equipment [member] | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,983	5,354	3,561
Additions other than through business combinations, property, plant and equipment	1,020	499	1,554
Disposals, property, plant and equipment	(3)	(167)	0
Transfers, property, plant and equipment	276
Acquisitions through business combinations, property, plant and equipment	49	19	150
CTA	(1,023)	278	89
Property, plant and equipment at end of period	6,302	5,983	5,354
Office equipment [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,985)	(3,332)	(2,724)
Additions other than through business combinations, property, plant and equipment	(776)	(631)	(430)
Disposals, property, plant and equipment	0	155	0
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	(27)	(4)	(99)
CTA	727	(173)	(79)
Property, plant and equipment at end of period	(4,061)	(3,985)	(3,332)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,329	18,122	12,624
Additions other than through business combinations, property, plant and equipment	9,289	2,003	9,739
Disposals, property, plant and equipment	0	(143)	(4,730)
Transfers, property, plant and equipment	2,402
Acquisitions through business combinations, property, plant and equipment	0	0	521
CTA	(2,777)	347	(32)
Property, plant and equipment at end of period	29,243	20,329	18,122
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,845)	(2,833)	(4,469)
Additions other than through business combinations, property, plant and equipment	(3,254)	(3,019)	(2,405)
Disposals, property, plant and equipment	0	31	4,442
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment	0	0	(200)
CTA	895	(24)	(201)
Property, plant and equipment at end of period	$ (8,204)	$ (5,845)	$ (2,833)